Parenthetical Information Note 25 Other Amortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Parenthetical Information Note 25 Other Amortizing Intangible Assets [Line Items]
Impairment losses	€ 42	€ 57	€ 580
Thereof: impairments related to self-developed software	42	42	60
Thereof: impairments of an unamortized trademark		15
Thereof: write-off of the Value of business acquired (VOBA)			515
Increase of amortizing other intangible assets, net	171	291
Mainly driven by [Abstract]
Positive exchange rate changes	82	113	327
Additions to internally generated intangible assets	1,200	1,400
Offsetting amortization expenses	1,100	935	1,500
Thereof: scheduled consumption of capitalized software	€ 1,100	€ 897	815
Reclassification from (to) held for sale in advance of the sale of the investment in Maher Terminals Port Elizabeth			497
Thereof: contract-based intangible assets			€ 679